                        Hertz, Schram & Saretsky, P.C.
                       1760 S. Telegraph Road, Suite 300
                       Bloomfield Hills, Michigan 48302
                                (248) 335-5000


                                        May 4, 1998



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C. 20549

      Re:  The Monitor Funds
           1933 Act File No. 33-11905
           1940 Act File No. 811-5010

Greetings:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-captioned Trust hereby certifies that the definitive forms of prospectuses for the Monitor Funds, and the definitive form of combined statement of additional information of the Monitor Funds, dated April 30, 1998, do not differ from the forms of prospectuses and combined statement of additional information contained in the most recent registration statement for the Trust. The registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 26 on April 30, 1998.

      If you have any questions regarding this certification, please call the undersigned at (248) 335-5000.

                                        Very truly yours,

                                        HERTZ, SCHRAM & SARETSKY, P.C.

                                        /s/ Melanie Mayo West

                                        Melanie Mayo West